UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21834

Name of Fund:  York Enhanced Strategies Fund, LLC

Fund Address:  767 Fifth Avenue

17th Floor

New York, New York, 10153

Name and address of agent for service: Jeffrey A. Weber

767 Fifth Avenue

17th Floor

New York, New York 10153

Registrant’s telephone number, including area code: 1-212-300-1300

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2006 – 06/30/2007

Item 1 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Triad Hospitals, Inc.

(b)         The exchange ticker symbol of the portfolio security: TRI

(c)          The CUSIP number for the portfolio security: 89579K109

(d)         The shareholder meeting date: 06/12/2007

(e)          A brief identification of the matter voted on: 1) Adoption of the agreement and planned merger, dated as of March 19, 2007, by and among  Triad Hospitals, Inc., Community Health Systems, Inc. and FWCT-1 Acquisition Corporation. 2)  Approval of the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to adopt the merger agreement.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 2 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: RCN Corporation

(b)         The exchange ticker symbol of the portfolio security: RCNI

(c)          The CUSIP number for the portfolio security: 749361200

(d)         The shareholder meeting date: 06/05/2007

(e)          A brief identification of the matter voted on: 1) directors recommended: a vote for election of the following nominees: James F. Monney; Peter D. Aquino; Benjamin C. Duster, IV; Lee S. Hillman; Michael E. Katzenstein; Theodore H. Schell; Daniel Tseung. 2) To approve an amendment to the 2005 stock compensation plan to increase the number of shares of RCN common stock available for awards thereunder by 2,163,381 shares. 3) To ratify the appointment of Friedman LLP as independent registered public accountants of RCN for the fiscal year ending December 31, 2007.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 3 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: AK Steel Holding Corporation

(b)         The exchange ticker symbol of the portfolio security: AKS

(c)          The CUSIP number for the portfolio security: 001547108

(d)         The shareholder meeting date: 05/24/2007

(e)          A brief identification of the matter voted on: Directors recommend: a vote for election of the following nominees: Richard A. Abdoo; John S. Brinzo; William K. Gerber; Dr. Bonnie G. Hill; Robert H. Jenkins; Daniel J. Meyer; Shirley D. Peterson; Dr. James A. Thomson; James L. Wainscott.

(f)            Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For all directors

(i)             Whether the registrant casts its vote for or against management: For to all

Item 4 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Time Warner Cable Inc

(b)         The exchange ticker symbol of the portfolio security: TWC

(c)          The CUSIP number for the portfolio security: 88732J108

(d)         The shareholder meeting date: 05/23/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: David C. Chang; James E. Copeland, Jr. 2) Ratification of auditors. 3) Approval of the Time Warner Cable Inc. 2006 stock incentive plan. 4) Approval of the Time Warner Cable Inc. 2007 Annual Bonus Plan.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 5 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: CVS / Caremark Corporation

(b)         The exchange ticker symbol of the portfolio security: CVS

(c)          The CUSIP number for the portfolio security: 126650100

(d)         The shareholder meeting date: 05/09/2007

(e)          A brief identification of the matter voted on: 1) Election of 14 directors: Edwin M. Banks; C. David Brown II; E. Mac Crawford; David W. Dorman; Kristen E. Gibney Williams; Roger L. Headrick; Marian L. Headrick; Marian L. Heard; William H. Joyce; Jean-Pierre Million; Terrence Murray; C.A. lance Piccolo; Sheli Z. Rosenberg; Thomas M. Ryan; Richard J. Swift. 2) Proposal to ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2007 fiscal year. 3) Proposal to adopt the Company’s 2007 Employee Stock Purchase Plan. 4) Proposal to adopt the Company’s 2007 Incentive Plan. 5) Stockholder proposal regarding limits on CEO compensation. 6) Stockholder proposal regarding separation of the roles of Chairman and CEO. 7) Stockholder proposal regarding sustainability reporting by the Company. 8) Stockholder proposal regarding the relationship between the Company and the compensation consultants. 9) Stockholder proposal regarding the Company’s policy on stock option grants.

(f)            Whether the matter was proposed by the issuer or by a security holder: Items 1-4 proposed by issuer and items 5-9 proposed by security holder

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: Items 1-4 for management and items 5-9 against management

Item 6 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: American Tower Corporation

(b)         The exchange ticker symbol of the portfolio security: AMT

(c)          The CUSIP number for the portfolio security: 029912201

(d)         The shareholder meeting date: 05/09/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend: a vote for election of the following nominees: Raymond P. Dolan; Ronald M. Dykes; Carolyn F. Katz; Gustavo Lara Cantu; Pamela D.A. Reeve; David E. Sharbutt; James D. Taiclet, Jr., Samme L. Thompson. 2) Approval of the American Tower Corporation 2007 Equity Incentive Plan. 3) Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm for 2007.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 7 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Sears Holdings Corporation

(b)         The exchange ticker symbol of the portfolio security: SHLD

(c)          The CUSIP number for the portfolio security: 812350106

(d)         The shareholder meeting date: 05/04/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: William C. Crowley; Edwards S. Lampert; Aylwin B. Lewis; Steven T. Mnuchin; Richard C. Perry; Ann N. Reese; Emily Scott; Thomas J. Tisch. 2) Approve the first amendment to the Sears Holdings Corporation umbrella incentive program. 3) Ratify the appointment by the audit committee of Deloitte & Touche LLP as the Company’s independent public accountants for fiscal year 2007.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 8 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: K&F Industries Holdings, Inc.

(b)         The exchange ticker symbol of the portfolio security: KFI

(c)          The CUSIP number for the portfolio security: 482241106

(d)         The shareholder meeting date: 05/03/2007

(e)          A brief identification of the matter voted on: 1) Proposal to adopt the agreement and plan of merger by and among K&F Industries Holdings, Inc., Meggitt-USA, Inc., a Delaware Corporation, and Ferndown Acquisition Corp., a Delaware corporation, pursuant to which Ferndown Acquisition Corp. will be merged with and into K&F Industries Holdings, Inc. 2) To approve the postponement or adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 9 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Liberty Media Corporation

(b)         The exchange ticker symbol of the portfolio security: LINTA

(c)          The CUSIP number for the portfolio security: 733237Z US

(d)         The shareholder meeting date: 05/01/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: Robert R. Bennett; Paul A. Gould; John C. Malone. 2) The incentive plan proposal. 3) The auditors ratification proposal.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 10 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Nutreco Holding N.V.

(b)         The exchange ticker symbol of the portfolio security: NUO NA

(c)          The CUSIP number for the portfolio security: 5183359

(d)         The shareholder meeting date: 04/26/2007

(e)          A brief identification of the matter voted on: 1) opening. 2) Report of the Supervisory Board, of the Audit Committee and the Remuneration Committee over the year 2006. 3) Report of the Executive Board over the year 2006. 4) Annual accounts 2006. 4.1) Determination of the annual accounts. 4.2) Dividend proposal. 5) Corporate governance summary of the corporate governance policy. 6) Discharge. 6.1) Discharge of each of the members of the Executive Board over the conduct of the business. 6.2) Discharge of each of the members of the supervisory board over their supervisory duties. 7) Remuneration. 7.1) Executive Board introduction of a new long term incentive plan. 7.2) remuneration of the Supervisory Board. 8) Appointment of KPMG Accountants N.V. as external auditor. 9) Share capital – amendments of the Articles of Association. 9.1) Increase of the nominal value of all ordinary shares from EUR 0.24 to EUR 5.24 per share and increase of the authorized share capital from EUR 41,520,000 to EUR 316,520,000 by way of amendment of the Articles of Association whereby the amount to be paid-up shall be debited to the share premium reserve of ordinary shares and amendment of the Articles of Association to bring them in line with recent changes in company law with respect to electronic voting. 9.2) Reduction of the nominal value of all ordinary shares from EUR 5.24 to EUR 0.24 per share and decrease of the authorized capital from EUR 316,520,000 to EUR 41,520,000 by way of amendment of the Articles of Association, followed by a repayment on shares of EUR 5 Net per ordinary share over the number of issued and outstanding ordinary shares held by others than the company for a total amount of approximately EUR 170,000,000 and crediting to the share premium reserve of the repayment on shares held by the company subject to a) the amendment of the Articles of Association as referred to in item 9.1 of the agenda and item 1 of the explanatory note and b) no objection from creditors as required under the provisions of Article 2100 Civil Code. 10) Mandate to issue shares and to restrict or to exclude the pre-emption rights. 10.1) Proposal to mandate the Executive Board subject to the approval of shares as provided for in Article 8 of the Company’s Article of Association for a period of 18 months. 10.2) Proposal to designate the Executive Board – subject to the approval of the supervisory board to decide to restrict or to exclude the preemption rights as provided for in Article 9 of the Articles of Association of the Company for a period of 18 months. 11) Mandate of the Executive Board subject to the approval of the supervisory board to acquire the company’s own shares as specified in Article 10 of the Articles of Association of the Company for a period of 18 months. 12) Composition supervisory board. 12.1) The end of term resignation of Mr. R. Zwartendijk. 12.2) The end of term resignation of Mr. J.M. De Jong as a supervisory director and his reappointment. 13) communications and questions. 14) closing.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 11 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: NRG Energy, Inc.

(b)         The exchange ticker symbol of the portfolio security: NRG

(c)          The CUSIP number for the portfolio security: 629377508

(d)         The shareholder meeting date: 04/25/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: David Crane; Stephen L. Cropper; Maureen Miskovic; Thomas H. Weidemeyer. 2) Ratification of independent registered public accounting firm.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 12 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: American Express Company

(b)         The exchange ticker symbol of the portfolio security: AXP

(c)          The CUSIP number for the portfolio security: 025816109

(d)         The shareholder meeting date: 04/23/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: D.F. Akerson; C. Barshefsky; U.M. Burns; K.I. Chenault; P. Chernin; V.E. Jordan, Jr.; J. Leschly; R.C. Levin; R.A. McGinn; E.D. Miller; F.P. Popoff; S.S. Reinemund; R.D. Walter; R.A. Williams. 2) The selection of PricewaterhouseCoopers LLP as our independent registered public accountant for 2007. 3) A proposal to approve the American Express Company 2007 incentive compensation plan. 4) A shareholder proposal relating to cumulative voting for directors.

(f)            Whether the matter was proposed by the issuer or by a security holder: Items 1-3 proposed by issuer and item 4 proposed by security holder

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For items 1-3 and Against item 4

(i)             Whether the registrant casts its vote for or against management: For to all

Item 13 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Globix Corporation

(b)         The exchange ticker symbol of the portfolio security: GEX

(c)          The CUSIP number for the portfolio security: 37957F200

(d)         The shareholder meeting date: 02/27/2007

(e)          A brief identification of the matter voted on: 1) Directors recommend a vote for election of the following nominees: Jose A. Cecin, Jr.; John H. Forsgren; Peter L. Herzig; Steven G. Lampe; Ted S. Lodge; Steven G. Singer; Raymond L. Steele; Kurt J. Van Wagenen. 2) To ratify the Board of Directors’ selection of Amper, Politziner & Mattia, P.C., as Globix’s independent accountants for the fiscal year ending September 30, 2007.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 14 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: CGI Group Inc.

(b)         The exchange ticker symbol of the portfolio security: GIB/A CN

(c)          The CUSIP number for the portfolio security: 39945C109

(d)         The shareholder meeting date: 01/30/2007

(e)          A brief identification of the matter voted on: 1) Election of directors: Claude Boivin; Jean Brassard; Claude Chamberland; Robert Chevrier; Thomas P. D’Aquino; Paule Dore; Serge Godin; Andre Imbeau; David L. Johnston; Eileen A. Mercier; Michael E. Roach; Wesley M. Scott; Gerald T. Squire; Robert Tessier. 2) Appointment of the auditors and authorization to the audit and risk management committee to fix their remuneration. 3) Amendments to the stock option plan.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 15 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: American Power Conversion Corporation

(b)         The exchange ticker symbol of the portfolio security: APCC

(c)          The CUSIP number for the portfolio security: 029066107

(d)         The shareholder meeting date: 01/16/2007

(e)          A brief identification of the matter voted on: 1) The approval of the Agreement and Plan of Merger, dated as of October 28, 2006, by and among Schneider Electric SA, Trianon Inc., an indirect wholly-owned subsidiary of Schneider Electric, and the Company, providing for a merger in which each share of APC common stock, par value $.01 per share, will be converted into the right to receive $31.00 in cash, without interest. 2) The adjournment or postponement of the special meeting to a later time, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the merger agreement.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 16 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Centurion Energy International Inc.

(b)         The exchange ticker symbol of the portfolio security: CUX CN

(c)          The CUSIP number for the portfolio security: 155905102

(d)         The shareholder meeting date: 01/08/2007

(e)          A brief identification of the matter voted on: Passing special resolution, the full text of which is set forth as Appendix A to the management information circular of the corporation dated December 6, 2006 approving an arrangement involving the corporation, the security holders and GIZA Acquisition Inc., as more particularly set forth and described in the management information circular of the corporation.

(f)            Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For

Item 17 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Kinder Morgan, Inc.

(b)         The exchange ticker symbol of the portfolio security: KMI

(c)          The CUSIP number for the portfolio security: 49455P101

(d)         The shareholder meeting date: 12/19/2006

(e)          A brief identification of the matter voted on: 1) To approve and adopt the agreement and plan of merger among Kinder Morgan, Inc., Knight Holdco LLC and Knight Acquisition Co., as it may be amended from time to time. 2) To adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal number 1.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 18 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Eurotunnel Finance

(b)         The exchange ticker symbol of the portfolio security: N/A

(c)          The CUSIP number for the portfolio security: XS0183393825

(d)         The shareholder meeting date: 12/14/2006

(e)          A brief identification of the matter voted on: Adopt the agreement and plan of reorganization for the Euroteunnel bankruptcy.

(f)            Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For

Item 19 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Eurotunnel Finance

(b)         The exchange ticker symbol of the portfolio security: N/A

(c)          The CUSIP number for the portfolio security: XS0183392181

(d)         The shareholder meeting date: 12/14/2006

(e)          A brief identification of the matter voted on: Adopt the agreement and plan of reorganization for the Eurotunnel bankruptcy.

(f)            Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For

Item 20 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Freescale Semiconductor, Inc.

(b)         The exchange ticker symbol of the portfolio security: FSL

(c)          The CUSIP number for the portfolio security: 35687M107

(d)         The shareholder meeting date: 11/13/2006

(e)          A brief identification of the matter voted on: 1) To consider and vote on a proposal to adopt the Agreement and Plan of Merger dated as of September 15, 2006 by and among Freescale Semiconductor, Inc., Firestone Holdings LLC, a Delaware Limited Liability Company, and Firestone Acquisition Corporation, A Delaware Corporation and an indirect wholly owned subsidiary of Firestone Holdings LLC. 2) To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to adopt the Merger Agreement.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 21 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: RSA Security Inc.

(b)         The exchange ticker symbol of the portfolio security: RSAS

(c)          The CUSIP number for the portfolio security: 749719100

(d)         The shareholder meeting date: 09/14/2006

(e)          A brief identification of the matter voted on: 1) To adopt the Agreement and Plan of Merger, dated as of June 29, 2006, among RSA Security Inc., EMC Corporation and Entrust Merger Corporation, a wholly owned subsidiary of EMC, as such agreement may be amended from time to time. 2) To approve a proposal to adjourn the Special Meeting, if necessary, to solicit additional proxies in favor of adoption of the Merger Agreement.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Item 22 – Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Kerr-McGee Corporation

(b)         The exchange ticker symbol of the portfolio security: KMG

(c)          The CUSIP number for the portfolio security: 492386107

(d)         The shareholder meeting date: 08/10/2006

(e)          A brief identification of the matter voted on: 1) Proposal to adopt the Agreement and Plan of Merger, dated as of June 22, 2006, by and among Anadarko Petroleum Corporation, APC Acquisition Sub, Inc. and Kerr-McGee Corporation pursuant to which APC Acquisition Sub, Inc. would be merged with and into Kerr-McGee Corporation and Kerr-McGee Corporation would become a wholly-owned subsidiary and Anadarko Petroleum Corporation. 2) Proposal to adjourn the Special Meeting, if necessary, to solicit additional proxies in favor of adoption of the Merger Agreement referred to in item 1.

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: For to all

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Adam J. Semler

Adam J. Semler, Chief Financial Officer of York Enhanced Strategies Fund, LLC

August 30, 2007